ROPES & GRAY LLP PRUDENTIAL TOWER

800 BOYLSTON STREET BOSTON, MA 02199-3600

WWW.ROPESGRAY.COM

April 6, 2020

VIA EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549

Re:	AMG Funds II
File Nos. 033-43089; 811-06431

Lisa M. Henry

T +1 617 951 7780

Lisa.Henry@ropesgray.com

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "1933 Act"), AMG Funds II (the "Trust") hereby certifies that the following forms of prospectus and statement of additional information that would have been filed by the Trust pursuant to Rule 497(c) under the 1933 Act would not have differed from that contained in the Trust's Post-Effective Amendment No. 75 to its Registration Statement on Form N-1A, which was filed by electronic transmission on March 31, 2020 pursuant to Rule 485(b) under the 1933 Act and is the most recent amendment to the Trust's Registration Statement on Form N-1A:

(i)Prospectus for AMG Chicago Equity Partners Balanced Fund, dated April 1, 2020; and

(ii)Statement of Additional Information for AMG Chicago Equity Partners Balanced Fund, dated April 1, 2020.

If you have any questions concerning this filing, please call me at (617) 951-7780.

Sincerely,

/s/ Lisa M. Henry

Lisa M. Henry

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